Loans and liquidity investments - Difference between book value and amount required to be paid at maturity (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Difference between book value and amount required to be paid at maturity
Sum of amounts exceeding nominal	kr 243	kr 148
Sum of amounts falling below nominal	kr (9)	kr (10)